Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Loans Receivable [Abstract]
Major Components of Loans
The major components of loans in the balance sheets at December 31, 2014 and 2013 are below.

	2014	2013

Commercial and industrial	$56,602,425	$66,612,984
Real estate:
Construction and land development	10,061,249	6,353,787
Residential, 1-4 families	41,824,806	40,203,978
Residential, 5 or more families	1,109,586	1,515,239
Farmland	3,486,002	2,219,688
Nonfarm, nonresidential	74,275,793	60,316,018
Agricultural	675,474	107,974
Consumer, net of discounts of $11,950 in 2014 and $11,931 in 2013	4,997,023	5,685,407
	193,032,358	183,015,075
Net, deferred loan origination costs (fees)	71,378	269,100
	193,103,736	183,284,175
Allowance for loan losses	(3,554,664)	(3,375,350)
	$189,549,072	$179,908,825